Investment securities (Tables)	3 Months Ended
Jan. 31, 2021
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2021	October 31 2020
Debt investment securities measured at FVOCI	$68,259	$76,638
Debt investment securities measured at amortized cost	27,713	31,644
Equity investment securities designated at FVOCI	2,279	1,859
Equity investment securities measured at FVTPL	960	1,222
Debt investment securities measured at FVTPL	25	26
Total investment securities	$99,236	$111,389

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities

As at January 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$14,247	$388	$1	$14,634
Canadian provincial and municipal debt	13,485	205	1	13,689
U.S. treasury and other U.S. agency debt	9,664	408	3	10,069
Other foreign government debt	28,617	409	186	28,840
Other debt	1,006	21	–	1,027
Total	$67,019	$1,431	$191	$68,259
As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$16,374	$454	$–	$16,828
Canadian provincial and municipal debt	17,295	253	1	17,547
U.S. treasury and other U.S. agency debt	12,634	595	–	13,229
Other foreign government debt	27,643	274	17	27,900
Other debt	1,115	19	–	1,134
Total	$75,061	$1,595	$18	$76,638

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost

	As at
	January 31, 2021		October 31, 2020
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$17,318	$17,164	$17,955	$17,819
U.S. treasury and other U.S. agency debt	8,305	8,029	11,048	10,726
Other foreign government debt	1,716	1,695	1,766	1,744
Corporate debt	828	825	1,360	1,355
Total	$28,167	$27,713	$32,129	$31,644
(1)	Balances are net of allowances, which are not significant.

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income

As at January 31, 2021 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$14	$–	$3	$11
Common shares	2,021	316	69	2,268
Total	$2,035	$316	$72	$2,279

As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$11	$–	$3	$8
Common shares	1,735	228	112	1,851
Total	$1,746	$228	$115	$1,859